Deferred Revenue, current and non-current	12 Months Ended
Dec. 31, 2011
Deferred Revenue, current and non-current [Abstract]
Deferred Revenue, current and non-current

10.       Deferred revenue, current and non-current

The amounts presented as current and non-current deferred revenue in the accompanying consolidated balance sheets as of December 31, 2011 and December 31, 2010 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any deferred revenue resulting from charter agreements providing for varying annual charter rates over their term, which have been accounted for on a straight line basis at their average rate and (c) the unamortized balance of the liability associated with the acquisition of the vessel “Salt Lake City” with a charter party attached at a charter rate below market at the date of delivery of the vessel.

	2011	2010
Hires collected in advance	$3,905	$6,643
Charter revenue resulting from varying charter rates	-	1,901
Unamortized balance of time charter attached	4,231	9,345
Total	$8,136	$17,889
Less current portion	$(8,136)	$(13,662)
Non-current portion	$-	$4,227

As of December 31, 2011 and 2010, cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met amounted to $3,905 and $6,643, respectively, and is included in Deferred revenue, current portion in the accompanying consolidated balance sheets.

In 2007, the Company entered into two long term time charter agreements with unrelated third party companies to charter the vessels “Semirio” and “Aliki” for a period of four years each at varying rates. The Company accounted for the revenues deriving from the above agreements on a straight line basis at the average rate of the agreements, and the balance was recorded in deferred revenue. During 2011, both charter party agreements expired and thus, there is no deferred revenue balance deriving from them. Therefore, as of December 31, 2011, there was no deferred revenue resulting from varying charter rates. As at December 31, 2010, deferred revenue amounted to $1,901, and is included in Deferred revenue, current in the accompanying 2010 consolidated balance sheet.

In December 2007, upon delivery of the vessel “Salt Lake City”, the Company assumed the then existing time charter agreement of the vessel. According to the Company's policy, the time charter agreement was valued on the date of the vessel's delivery and resulted in the recognition of a deferred income (liability) of $25,000. As of December 31, 2011 and 2010, the unamortized balance of the liability amounted to $4,231 and $9,345, respectively, and is included in Deferred revenue, current portion ($4,231 and $5,118, respectively) and non-current portion (nil and $4,227, respectively), in the accompanying consolidated balance sheets. The amortization during 2011, 2010 and 2009 amounted to $5,114, $5,114, and $5,115 and is included in Time charter revenues in the accompanying consolidated statements of income.